Subsequent Events (Details) - USD ($)	Apr. 27, 2022	Mar. 31, 2022	Mar. 10, 2022	Dec. 31, 2021	Sep. 09, 2021	Dec. 31, 2020	Dec. 17, 2020
Subsequent Event [Line Items]
Warrant Outstanding	590,000	3,024,194		2,300,000
Exercise Price Per Share				$ 5.25	$ 11.5		$ 11.5
Common stock, issued		24,750,011		24,025,817	2,549,939	0
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001		$ 0.0001
Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Warrant Outstanding			724,194	724,194
Private Placement Warrants [Member]
Subsequent Event [Line Items]
Warrant Outstanding		3,445,000		3,445,000
Exercise Price Per Share		$ 5.25
Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise Price Per Share	$ 1.8
Common stock, issued	26,680,720
Common Stock, Par or Stated Value Per Share	$ 0.0001
Purchase Of Common Stock	1,300,000
Proceeds from Issuance of Warrants	$ 27,900,000
Transaction Expense	$ 2,100
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Common stock, issued	27,270,720
Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Warrant Outstanding	590,000		724,194
Exercise Price Per Share	$ 0.001
Common Stock, Par or Stated Value Per Share	$ 0.001
Purchase Of Common Stock	590,000
Proceeds from Issuance of Warrants	$ 30,000,000
Subsequent Event [Member] | Private Placement Warrants [Member]
Subsequent Event [Line Items]
Exercise Price Per Share			$ 0.00001
Subsequent Event [Member] | Class A Warrants [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	$ 1.1
Purchase Of Common Stock	26,680,720